Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	The Company had following transactions with related parties:
	Three months ended		Nine months ended
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Interest expense
Mahindra & Mahindra Financial Services Limited	$12,427	$10,674	$38,203	$79,081

Interest income
Mahindra & Mahindra Financial Services Limited	5,548	2,393	11,224	12,122

Parking charges
Yard Management Services Limited	241,866	-	241,866	-

Debt - principal repayment
Mahindra & Mahindra Financial Services Limited	66,525	48,608	119,576	206,116

Debt - foreclosure charges
Mahindra & Mahindra Financial Services Limited	-	(16,899)	153	1,090,929

Proceeds from sale of property and equipment
Mahindra First Choice Wheels Ltd	-	(430,884)	-	3,234,501

Legal Fees
Mahindra First Choice Wheels (MH)	-	(74)	-	674

Advance received for sale of property and equipment
Mahindra First Choice Wheels Ltd	-	(124,403)	-	-

Credit notes against sale of property and equipment
Mahindra First Choice Wheels Ltd	-	-	3,144	-

The Company had following transactions with related parties:
Year ended	March 31, 2023	March 31, 2022
Interest Expense
Mahindra & Mahindra Financial Services Limited	$64,844	$110,714
Interest income
Mahindra & Mahindra Financial Services Limited	15,804	16,860
Debt – principal repayment
Mahindra & Mahindra Financial Services Limited	251,700	2,379,531
Debt – foreclosure charges
Mahindra & Mahindra Financial Services Limited	1,123,384	95,120
Proceeds from sale of property and equipment
Mahindra First Choice Wheels Ltd	3,187,157	3,388,479
Legal Fees
Mahindra First Choice Wheels (MH)	668	2,943
Balances written off
Mahindra & Mahindra Ltd	—	17,291
Mahindra And Mahindra Financial Service Limited	—	7,447
Mahindra Electric Mobility Ltd	—	3,277
Advance received for sale of property and equipment
Mahindra First Choice Wheels Ltd	—	3,327,732

Schedule of Outstanding Balances with Related Parties	The Company has the following outstanding balances with related parties:
As at	December 31, 2023	March 31, 2023

Convertible promissory note (non-current and current)
Ananda Small Business Trust	$2,027,840	$10,944,727

Payable to Director
Mohan Ananda	129,935	-

Debt (non-current and current maturities)
Mahindra & Mahindra Financial Services Limited*	922,299	1,054,887

Fixed deposits (including interest accrued)
Mahindra & Mahindra Financial Services Limited*	264,640	262,117

Advance received for sale of property and equipment
Mahindra First Choice Wheels Ltd*	17,997	15,067

Advance to director (net)
Gregory Bradford Moran	46,040	19,682

Accounts Payable
Yard Management Services Limited*	240,410	-
	3,649,161	12,296,480
*	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Ltd and Yard Management Services Limited were related parties till December 28, 2023.
The Company has the following outstanding balances with related parties:
As at	March 31, 2023	March 31, 2022
Debt (non-current and current maturities)
Mahindra & Mahindra Financial Services Limited	$1,054,887	$2,620,321
Fixed deposits (including interest accrued)
Mahindra & Mahindra Financial Services Limited	262,117	276,400
Advance received for sale of property and equipment
Mahindra First Choice Wheels Ltd	15,067	3,266,108
Advance to director (net)
Gregory Bradford Moran	19,682	—
Payable to director (net)
Gregory Bradford Moran	—	48,031
	1,351,753	6,210,860